Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Revenues
Sales to third parties	$ 30,160,579	$ 30,825,552	$ 29,663,670
Sales to related party	7,200	16,323	155,418
Total revenues	30,167,779	30,841,875	29,819,088
Cost of Revenue	(25,203,243)	(25,419,751)	(24,751,473)
Gross Profit	4,964,536	5,422,124	5,067,615
Operating expenses
Selling and distribution expenses	(331,962)	(589,381)	(547,532)
General and administrative expenses	(1,640,633)	(1,797,130)	(1,442,155)
Allowance for doubtful accounts	(890,926)
Total operating expenses	(2,863,521)	(2,386,511)	(1,989,687)
Income from operations	2,101,015	3,035,613	3,077,928
Other income (expenses)
Interest income	313	635	731
Interest expense	(271,617)	(1,197,317)	(154,400)
Amortization of debt issuance costs	(1,093,440)	(2,113,492)
Other income (expenses), net	112,515	(1,879)	314,070
Total other expenses, net	(1,252,229)	(3,312,053)	(160,401)
Income (loss) before income taxes	848,786	(276,440)	3,238,329
Provision for income taxes	(35,331)	(34,564)	(9,063)
Net income (loss)	813,455	(311,004)	3,229,266
Less: net (loss) income attributable to noncontrolling interest	(10,151)	3,567	(7,234)
Net income (loss) attributable to Farmmi, Inc.	823,606	(307,437)	3,222,032
Comprehensive income (loss)
Net income (loss)	813,455	(311,004)	3,229,266
Other comprehensive income (loss): foreign currency translation gain (loss)	1,423,862	(1,005,793)	(970,209)
Total comprehensive income (loss)	2,237,317	(1,316,797)	2,259,057
Comprehensive (loss) income attributable to noncontrolling interest	(30,933)	36,324	(21,204)
Comprehensive income (loss) attributable to Farmmi, Inc.	$ 2,206,384	$ (1,280,473)	$ 2,280,261
Weighted average number of shares, basic	16,244,856	12,183,847	11,173,699
Weighted average number of shares, diluted	16,244,856	12,183,847	12,093,507
Basic earnings (loss) per common share	$ 0.05	$ (0.03)	$ 0.29
Diluted earnings (loss) per common share	$ 0.05	$ (0.03)	$ 0.27